FAIR VALUE OF FINANCIAL INSTRUMENTS	9 Months Ended
Sep. 30, 2012
FAIR VALUE OF FINANCIAL INSTRUMENTS
3.	FAIR VALUE OF FINANCIAL INSTRUMENTS

We estimate fair value based on a hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy prioritizes the inputs to valuation techniques into three broad levels and gives the highest priority to Level 1 inputs and the lowest to Level 3 inputs.

The three broad categories are:

•	Level 1: Quoted prices in active markets for identical assets or liabilities.

•	Level 2: Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

•	Level 3: Unobservable inputs for the asset or liability.

Where available, we utilize quoted market prices or observable inputs rather than unobservable inputs to determine fair value. We classify assets in their entirety based on the lowest level of input that is significant to the fair value measurement.

The carrying amounts and the estimated fair values of our financial instruments are as follows at the dates indicated:

	September 30, 2012		December 31, 2011
	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets:
Cash	$33,750	$33,750	$283	$283
Notes receivable — Rights to MSRs	177,730	177,730	—	—
Other assets	31,160	31,160	—	—

Total financial assets	242,640	242,640	283	283

Financial liabilities:
Derivative financial instruments	1,363	1,363	—	—

Total financial liabilities	1,363	1,363	—	—

We describe the methodologies that we use and key assumptions that we make to estimate the fair value of instruments in more detail below:

Cash

The carrying amount reported for cash approximates fair value due to the short-term nature of this asset.

Notes Receivable — Rights to MSRs

We established the value of the Notes Receivable — Rights to MSRs based on an appraisal prepared with the assistance of an independent valuation firm. This appraisal is prepared on a quarterly basis. Significant inputs into the valuation include the following:

•	Discount rates reflecting the risk of earning the future income streams from the Notes receivable – Rights to MSRs ranging from 14% to 22%.

•	Interest rate used for calculating the cost of servicing advances of 1-Month LIBOR + 4%.

•	Mortgage loan prepayment projections ranging from 12% to 25% of the related mortgage lifetime projected prepayment rate.

•	Delinquency rate projections ranging from 15% to over 35% of the aggregate unpaid balance of the underlying mortgage loans.

The independent valuation firm reviewed the collateral attributes and the historical payment performance of the underlying mortgage servicing portfolio and compared them with similar mortgage servicing portfolios and with standard industry mortgage performance benchmarks to arrive at the assumptions set forth above. The selected collateral attributes and performance comparisons utilized were the voluntary prepayment performance, delinquency and foreclosure performance, operational cost comparison, average loan balance, weighted average coupon and note rate distribution, loan product type classification, geographic distribution and servicing advance behavior.

The unobservable inputs that have the most significant effect on the fair value of Notes receivable — Rights to MSRs are the mortgage loan prepayment rate projections and the interest rate projections; however, any significant increase (decrease) in discount rates, interest rates, mortgage loan prepayment projections or delinquency rate projections, each in isolation, would result in a substantially lower (higher) valuation.

Other Assets

Other assets include debt service accounts and cash collateral held by the counterparty to our interest rate swap agreements. The debt service accounts represent cash and cash equivalents held by the trustee of our advance funding facility. The carrying amount reported for these other assets at September 30, 2012 approximates fair value due to the short-term nature of these assets.

Derivative Financial Instruments

Our derivatives are not exchange-traded and therefore quoted market prices or other observable inputs are not available. The fair value of our interest rate swap agreements are based on certain information provided by third-party pricing sources. Third-party valuations are derived from proprietary models based on inputs that include yield curves and contractual terms such as fixed interest rates and payment dates. We have not adjusted the information obtained from the third-party pricing sources, we review this information to ensure that it provides a reasonable basis for estimating fair value. Our review is designed to identify information that appears stale, information that has changed significantly from the prior period, and other indicators that the information may not be accurate. See Note 8 for additional information on our derivative financial instruments.

The following table presents assets and liabilities measured at fair value categorized by input level within the fair value hierarchy:

	Fair value	Level 1	Level 2	Level 3
At September 30, 2012:
Measured at fair value on a recurring basis:
Assets:
Cash	$33,750	$33,750	$—	$—
Notes receivable — Rights to MSRs	177,730	—	—	177,730
Other assets	31,160	31,160	—	—

Total assets	$242,640	$64,910	$—	$177,730

Liabilities:
Derivative financial instruments	1,363	—		1,363

Total liabilities	$1,363	$—	$—	$1,363

	Fair value	Level 1	Level 2	Level 3
At December 31, 2011:
Measured at fair value on a recurring basis:
Assets:
Cash	$283	$283	$—	$—

Total assets	$283	$283	$—	$—

Total liabilities	$—	$—	$—	$—

We held no Level 3 assets or liabilities prior to the Initial Acquisition, on March 5, 2012. The following tables present reconciliations of the changes in fair value of our Level 3 assets, which we measure at fair value on a recurring basis:

For the three months ended September 30, 2012:	Note receivable – Rights to MSRs	Derivative Financial Instruments
Beginning balance	$70,175	$(565)
Purchases and reductions:
Purchases	110,594	—
Reductions	3,039	—

	177,730	(565)

Changes in fair value :
Included in net income	—	—
Included in other comprehensive income (loss)	—	(798)

	—	(798)

Transfers in or out of Level 3	—	—

Ending balance	$177,730	$(1,363)

For the nine months ended September 30, 2012:	Note receivable – Rights to MSRs	Derivative Financial Instruments
Beginning balance	$—	$—
Purchases and reductions:
Purchases	184,285	—
Reductions	6,555	—

	177,730	—

Changes in fair value :
Included in net income	—	—
Included in other comprehensive income (loss)	—	(1,363)

	—	(1,363)

Transfers in or out of Level 3	—	—

Ending balance	$177,730	$(1,363)